Note 10 - Accounts Payable and Other Accrued Expenses	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE
10.
ACCOUNTS PAYABLE AND OTHER ACCRUED EXPENSES

Accounts payable and other accrued expenses as of
September
30,
2016
and
2015,
respectively, consist of the following:

	September 30,
	2016	2015
Legal	1,346,000	807,000
Audit	198,000	552,000
Telecommunications	209,000	201,000
Data Services	425,000	384,000
Regulatory	444,000	640,000
Settlements	832,000	817,000
Deferred rent	65,000	33,000
Contingent consideration payable	424,000	534,000
Other	3,223,000	2,634,000
Total	$7,166,000	$6,602,000